Capital structure and financial items - Financial risks - Credit exposure for cash at bank, marketable securities and derivative financial instruments (Details) - DKK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of external credit grades [line items]
Credit exposure	kr 19,175	kr 15,089
AAA range
Disclosure of external credit grades [line items]
Credit exposure	7,242	0
AA range
Disclosure of external credit grades [line items]
Credit exposure	4,311	8,285
A range
Disclosure of external credit grades [line items]
Credit exposure	6,742	5,786
BBB range
Disclosure of external credit grades [line items]
Credit exposure	23	212
Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	857	806
Cash at bank
Disclosure of external credit grades [line items]
Credit exposure	10,720	12,757
Cash at bank | AAA range
Disclosure of external credit grades [line items]
Credit exposure	477	0
Cash at bank | AA range
Disclosure of external credit grades [line items]
Credit exposure	3,726	7,296
Cash at bank | A range
Disclosure of external credit grades [line items]
Credit exposure	5,637	4,443
Cash at bank | BBB range
Disclosure of external credit grades [line items]
Credit exposure	23	212
Cash at bank | Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	857	806
Marketable securities
Disclosure of external credit grades [line items]
Credit exposure	6,765	0
Marketable securities | AAA range
Disclosure of external credit grades [line items]
Credit exposure	6,765	0
Marketable securities | AA range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Marketable securities | A range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Marketable securities | BBB range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Marketable securities | Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Derivative financial instruments
Disclosure of external credit grades [line items]
Credit exposure	1,690	2,332
Derivative financial instruments | AAA range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Derivative financial instruments | AA range
Disclosure of external credit grades [line items]
Credit exposure	585	989
Derivative financial instruments | A range
Disclosure of external credit grades [line items]
Credit exposure	1,105	1,343
Derivative financial instruments | BBB range
Disclosure of external credit grades [line items]
Credit exposure	0	0
Derivative financial instruments | Not rated or below BBB range
Disclosure of external credit grades [line items]
Credit exposure	kr 0	kr 0